SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
FDIC coverage over cash balance	$ 697,945	$ 850,704
Estimated useful lives of intangible assets	10 years		10 years
Operating lease right-of-use assets				$ 5,001,360
Revenues	$ 28,888,410	32,982,976	$ 33,466,063
Deferred revenue	94,068	0
Operating lease liabilities	8,953,425			$ 5,001,360
Revenue [Member] | Retail [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	26,713,239	32,351,024
Revenue [Member] | Wholesale [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 2,175,171	$ 631,952